[Letterhead of Willkie Farr & Gallagher LLP]


                                                                December 2, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:      The Gabelli Money Market Funds
         Securities Act File No. 33-48220
         INVESTMENT COMPANY ACT FILE NO. 811-06687

Ladies and Gentlemen:

On behalf of The Gabelli Money Market Funds (the "Trust"), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby transmit for filing with the Securities and Exchange Commission (the "SEC") Post-Effective Amendment No. 16 to the Trust's Registration Statement under the 1933 Act and Amendment No. 18 to the Trust's Registration Statement under the Investment Company Act of 1940 (the "1940 Act") (the "Amendment").

The primary purpose of the Amendment is to incorporate into the annual update of the prospectus and statement of additional information ("SAI") for The Gabelli U.S. Treasury Money Market Fund, the sole series of the Trust (the "Fund"), new disclosure regarding frequent trading and disclosure of portfolio holdings. The Amendment also contains certain non-material changes to the Fund's prospectus and SAI.

The Trust intends to file another post-effective amendment pursuant to Rule 485(b)(1)(i) that will include the Fund's financial statements for the fiscal year ended September 30, 2004 and thus bring the Fund's financial statements up to date under Section 10(a)(3) of the 1933 Act. That post-effective amendment will designate the same effective date as the Amendment.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558.

Very truly yours,


/S/ DIANNE E. O'DONNELL
Dianne E. O'Donnell

Enclosures

cc:      Daniel Schloendorn, Willkie Farr & Gallagher LLP
         Bruce Alpert, Gabelli Funds, LLC
         James McKee, Gabelli Funds, LLC